Note Receivable (Details) - USD ($)			1 Months Ended			12 Months Ended
	Apr. 04, 2022	Dec. 10, 2021	Dec. 28, 2021	Oct. 18, 2021	Aug. 25, 2021	Dec. 31, 2021	Dec. 31, 2022	Jan. 31, 2022	Nov. 30, 2021	Aug. 27, 2021	Mar. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Receivables [Abstract]
Completion of a proposed					$ 6,500,000
Common stock yields percentage					50.00%
Share exchange agreement, description			On December 28, 2021, we entered into a Share Exchange Agreement with Cellvera Global f/k/a AiPharma Global, pursuant to which we (i) will acquire 9.5% of the issued and outstanding equity interests in Cellvera Global in exchange for the issuance of 2,409 shares of our common stock of Aditxt and a cash payment of $250,000, at an initial closing upon the satisfaction or waiver of certain conditions to closing; and (ii) acquire the remaining 90.5% of the issued and outstanding equity interests in Cellvera Global in exchange for the issuance of 19,964shares of our common stock and a cash payment of $250,000 at a secondary closing upon the satisfaction or waiver of certain conditions to closing.
Principal amount										$ 6,500,000
Interest rate per annum									8.00%		8.00%	8.00%	8.00%
Credit agreement amendment, description				the Company entered into the first amendment to the Credit Agreement with Cellvera Global and certain affiliated entities (the “Credit Agreement Amendment”), pursuant to which the Company agreed to increase the amount which Cellvera Global was permitted to borrow under the Credit Agreement by $8.5 million to an aggregate of $15.0 million, of which $6.5 million was outstanding prior to entering the Credit Agreement Amendment. The Company agreed to fund such additional borrowings, as requested by Cellvera Global, by advancing 70% of any amounts received by the Company from the exercise of existing warrants or any other capital raises, including the October Offering.
Advanced credit agreement						$ 8,000,000
Credit agreement						14,500,000
Note receivable amount						$ 14,500,000
Credit agreement								$ 14,500,000
Aggregate amount	$ 30,000,000
Principal amount		$ 500,000
Debt loan amount		4,500,000
Loan interest rate		$ 8
Accrued interest							$ 500,000